Share-Based Compensation (Details)	Oct. 08, 2023 shares	Sep. 30, 2023 item shares	Aug. 10, 2023 shares
Statements
Number of plans | item		2
Authorized (in shares)		7,500,732	2,816,224
Outstanding (in shares)		2,816,224
Available for Issue (in shares)		4,684,508
2009 Plan
Statements
Authorized (in shares)		1,915,724
Outstanding (in shares)		1,915,724
2023 Plan
Statements
Authorized (in shares)	5,585,008	5,585,008
Outstanding (in shares)		900,500
Available for Issue (in shares)		4,684,508